CONSTRUCTION IN PROGRESS (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CONSTRUCTION IN PROGRESS
Construction in progress	¥ 12,000,900	$ 1,675,261	¥ 219,132